Debt (Details Textual) (USD $)	12 Months Ended				0 Months Ended
	Dec. 31, 2014 property		Dec. 31, 2013	Dec. 31, 2012	Nov. 05, 2013 extension	Aug. 01, 2014	May 08, 2014	Jan. 24, 2014	Feb. 28, 2013	Jun. 13, 2013 property	Sep. 30, 2014
Debt (Textual) [Abstract]
The interest rate on the credit facility	2.45%
Number of rented properties serve as collateral	8
Proceeds from Lines of Credit	$ 151,000,000		$ 198,000,000	$ 93,634,000
Credit facility amount outstanding	0		44,500,000
Balance of loan	623,838,000
Principal repayments	282,000,000		0	0
Unamortized debt premium	1,858,000
Key Bank | Secured Debt
Debt (Textual) [Abstract]
Line of credit facility maximum borrowing capacity					300,000,000
Proceeds from Lines of Credit					282,000,000
Remaining borrowing capacity available					18,000,000
Debt Instrument, Term					3 years
Number of extension periods					2
Line Of Credit Facility, Extension Term					1 year
Debt service coverage ratio	1.25
Key Bank | Secured Debt | LIBOR
Debt (Textual) [Abstract]
The interest rate on the credit facility					2.00%
Key Bank | Secured Debt | Base Rate
Debt (Textual) [Abstract]
The interest rate on the credit facility					1.00%
Key Bank | Secured Debt | Federal Funds Rate
Debt (Textual) [Abstract]
The interest rate on the credit facility					0.50%
Key Bank | Secured Debt | Operating Partnership
Debt (Textual) [Abstract]
Number of SPE's					18
Key Bank | Unsecured Debt
Debt (Textual) [Abstract]
Debt Instrument, Number of Consecutive Quarters Consolidated Leverage Ratio Required	2
Interest coverage ratio											1.5
Variable debt ratio	30.00%
Debt Instrument, Covenant Description, Maximum Payout Ratio	95.00%
Debt Instrument, Covenant Description, Minimum Unencumbered Asset Pool	1.35
Minimum tangible net worth	861,987,871
Percentage of minimum tangible net worth	75.00%
Percentage of equity in any properties	75.00%
Debt Instrument, Covenant Description, Maximum Secured Debt Ratio	40.00%
Debt Instrument, Covenant Description, Secured Recourse Debt Ratio	5.00%
Credit Facility Maturing in November Two Thousand One Hundred And Fourteen
Debt (Textual) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	2.16%	[1],[2]
Credit facility amount outstanding							227,000,000
Credit Facility Maturing in November Two Thousand One Hundred And Fourteen | LIBOR
Debt (Textual) [Abstract]
The interest rate on the credit facility	2.00%
TW Telecom Loan
Debt (Textual) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	2.61%	[1],[3]
TW Telecom Loan | Notes Payable to Banks
Debt (Textual) [Abstract]
Debt Instrument, Term for No Penalty Prepayment						2 years
Debt Instrument, Term						5 years
Debt Instrument, Face Amount						21,500,000
TW Telecom Loan | Notes Payable to Banks | LIBOR
Debt (Textual) [Abstract]
The interest rate on the credit facility						2.45%
Unsecured Term Loan
Debt (Textual) [Abstract]
Line of credit facility current Availability	300,000,000						300,000,000
Debt Instrument, Interest Rate, Stated Percentage	1.62%	[1],[4]
Debt Instrument, Term							5 years
Credit facility amount outstanding	300,000,000
Unsecured Term Loan | LIBOR
Debt (Textual) [Abstract]
The interest rate on the credit facility	1.45%
LIBOR Rate	0.17%						0.16%
Restated Key Bank Credit Agreement
Debt (Textual) [Abstract]
Percentage of assuming leverage ratio	1.75%
Percentage of assuming leverage ratio	2.00%
Percentage of assuming leverage ratio	2.25%
Percentage of assuming leverage ratio	2.50%
Federal fund rate plus	0.50%
AIG Loan
Debt (Textual) [Abstract]
Number of rented properties serve as collateral								5
Debt Instrument, Interest Rate, Stated Percentage	4.96%	[1]						4.96%
Debt Instrument, Term								15 years
Balance of loan								110,640,000
Minimum tangible net worth	110,600,000.0
Debt service coverage ratio	1.60
Debt Covenant, Loan To Value Ratio	60.00%
Debt Covenant, Minimum Annual Base Rent Required	14,750,000
Midland Mortgage Loan
Debt (Textual) [Abstract]
Number of rented properties serve as collateral	8
Credit Facility from Key Bank									105,600,000
Debt Instrument, Interest Rate, Stated Percentage	3.94%	[1]							3.94%
Term of Mortgage Loan									10 years
Description of monthly interest payment									first four years of the term
Period of principal and interest payments based on amortization									30 years
Period of monthly interest payment									4 years
Minimum tangible net worth	75,000,000.0
Debt service coverage ratio	1.60
Ace Hardware Mortgage Loan
Debt (Textual) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	5.588%	[1]
Unamortized debt premium	1,700,000
Key Bank Credit Facility
Debt (Textual) [Abstract]
LIBOR Rate	0.16%
Number of wholly-owned special purpose entities										7
Term of loan										2 years
Line of Credit Facility, Periodic Payment, Principal								109,000,000
Cost of Acquisition								148,900,000
Credit facility repayments								193,400,000
Leverage ratio	65.00%
Interest coverage ratio	2.0
Fixed charge ratio	1.75
Variable debt ratio	30.00%
Percentage of minimum tangible net worth	80.00%
Percentage of equity in any properties	100.00%
Key Bank Credit Facility | Keybank Syndication Partners
Debt (Textual) [Abstract]
Line of credit facility current Availability	335,000,000									190,000,000
Revolving Credit Facility | Key Bank
Debt (Textual) [Abstract]
Line of credit facility maximum borrowing capacity										400,000,000.0
LTI
Debt (Textual) [Abstract]
Principal repayments	200,000
Unsecured Debt | Keybank Syndication Partners
Debt (Textual) [Abstract]
Line of credit facility current Availability							750,000,000
Line of credit facility maximum borrowing capacity							1,250,000,000
Remaining borrowing capacity available							500,000,000
Unsecured Debt | Keybank Syndication Partners | Federal Funds Effective Swap Rate
Debt (Textual) [Abstract]
The interest rate on the credit facility							0.50%
Unsecured Revolver, Credit Facility | Keybank Syndication Partners
Debt (Textual) [Abstract]
Line of credit facility current Availability							450,000,000
Debt Instrument, Term							4 years
Debt Instrument, Extended Term							1 year
Minimum
Debt (Textual) [Abstract]
Weighted average interest rate of the fixed-rate debt	3.30%
Minimum | Key Bank | Secured Debt
Debt (Textual) [Abstract]
Debt service coverage ratio	1.20
Minimum | Key Bank | Unsecured Debt
Debt (Textual) [Abstract]
Leverage ratio	60.00%
Minimum | Restated Key Bank Credit Agreement
Debt (Textual) [Abstract]
Assuming leverage ratio	50.00%
Assuming leverage ratio	55.00%
Assuming leverage ratio	60.00%
Minimum | Key Bank Credit Facility
Debt (Textual) [Abstract]
Minimum tangible net worth	$ 157,650,464
Maximum
Debt (Textual) [Abstract]
Weighted average interest rate of the fixed-rate debt	5.00%
Maximum | Key Bank | Secured Debt
Debt (Textual) [Abstract]
Debt service coverage ratio	1.30
Maximum | Key Bank | Unsecured Debt
Debt (Textual) [Abstract]
Leverage ratio	65.00%
Maximum | Restated Key Bank Credit Agreement
Debt (Textual) [Abstract]
Assuming leverage ratio less than	50.00%
Assuming leverage ratio	55.00%
Assuming leverage ratio	60.00%

[1]	The weighted average interest rate as of December 31, 2014 was approximately 3.3% for the Company's fixed-rate and variable-rate debt combined and 5.0% for the Company's fixed-rate debt only.
[2]	As discussed below, the interest rate was a one-month LIBO Rate + 2.00%. The KeyBank Credit Facility and Term Loan were both terminated on May 8, 2014, at which time the LIBO rate was 0.16%.
[3]	As discussed below, the interest rate is a one-month LIBO Rate + 2.45%. As of December 31, 2014, the LIBO Rate was 0.16% (effective as of December 1, 2014).
[4]	As discussed below, the interest rate is a one-month LIBO Rate + 1.45%. As of December 31, 2014, the LIBO Rate was 0.17% (effective as of December 10, 2014).